Nature of Operations and Going Concern (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024	Dec. 31, 2023
Nature of Operations and Going Concern [Abstract]
Working capital deficit	$ 5,144,229	$ 188,453,809
Cash	91,234,090	15,931,525	$ 5,086,256	$ 5,086,256
Accumulated deficit	(100,101,884)	(163,448,031)	$ (135,504,167)
Net income and comprehensive income	$ 62,699,772	$ (27,616,861)